Expense Example {- Franklin LifeSmart™ 2040 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-26 - Franklin LifeSmart™ 2040 Retirement Target Fund	Jan. 29, 2021 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	936
5 years	1,276
10 years	2,235
Class C
Expense Example:
1 year	248
3 years	639
5 years	1,157
10 years	2,579
Class R
Expense Example:
1 year	97
3 years	486
5 years	900
10 years	2,056
Class R6
Expense Example:
1 year	41
3 years	250
5 years	476
10 years	1,127
Advisor Class
Expense Example:
1 year	46
3 years	330
5 years	636
10 years	$ 1,504